Provisions - Balances of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	€ 2,128	€ 1,894
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	719	881
Brazil
Disclosure of other provisions [line items]
Other provisions	879	686
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	340	282	€ 348
Brazil | Tax proceedings | Federal taxes
Disclosure of other provisions [line items]
Other provisions	118	98
Brazil | Tax proceedings | State taxes
Disclosure of other provisions [line items]
Other provisions	133	98
Brazil | Tax proceedings | Municipal taxes
Disclosure of other provisions [line items]
Other provisions	6	6
Brazil | Tax proceedings | FUST
Disclosure of other provisions [line items]
Other provisions	83	80
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	314	189
Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	77	78
Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	€ 148	€ 137